Employee benefits - Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Fair value of plan assets at the start of the year	$ 5,537	$ 5,382	$ 4,982
Real return (loss) in the plan assets	242	236	585
Benefits paid	0	(81)	(185)
Settlement	0	0	0
Fair value of plan assets at the end of the year	5,779	5,537	5,382
Non-current-assets	5,515	5,266	5,095
Net actuarial income at the beginning of the year	200	249	59
Settlement	0	0	0
Gain	(14)	(49)	190
Adjustment to recognize the minimum pension obligation	$ 186	$ 200	$ 249